Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Impact of Adoption on Consolidated Statement of Operations, Balance Sheet and Statement of Cash Flows

The following table provides the cumulative effect of the changes made to the opening balance sheet, as of October 1, 2018, from the adoption of ASC 606 and which primarily relates to the accrual of licensing revenue in the period of sale or usage.

	September 30, 2018	Impact of Adoption	October 1, 2018
	(in millions)
Assets
Accounts receivable, net	$447	$257	$704

Total current assets	1,176	257	1,433
Other assets	78	15	93

Total assets	$5,344	$272	$5,616

Liabilities and Equity
Accrued royalties	$1,396	$79	$1,475
Accrued liabilities	423	(1)	422
Deferred revenue	208	(27)	181
Other current liabilities	34	33	67

Total current liabilities	2,373	84	2,457
Deferred tax liabilities, net	165	37	202
Other noncurrent liabilities	307	1	308

Total liabilities	$5,664	$122	$5,786

Equity:
Accumulated deficit	(1,272)	139	(1,133)
Noncontrolling interest	14	11	25

Total equity	(320)	150	(170)

Total liabilities and equity	$5,344	$272	$5,616

The disclosures of the impact of adoption on the consolidated statement of operations for the fiscal year ended September 30, 2019, the consolidated balance sheet as of September 30, 2019, and the consolidated statement of cash flows for the fiscal year ended September 30, 2019 are as follows:

	Fiscal Year Ended September 30, 2019
	As Reported	Balances without adoption of ASC 606	Effect of Change
	(in millions)
Revenue	$4,475	$4,447	$28

Cost and expenses:
Cost of revenue	(2,401)	(2,389)	(12)

Operating income	356	340	16

Income before income taxes	267	251	16
Income tax expense	(9)	(5)	(4)

Net income	258	246	12

Less: Income attributable to noncontrolling interest	(2)	(4)	2

Net income attributable to Warner Music Group Corp.	$256	$242	$14

	September 30, 2019
	As Reported	Balances without adoption of ASC 606	Effect of Change
	(in millions)
Assets
Accounts receivable, net	$775	$495	$280

Total current assets	1,691	1,411	280
Other assets	145	135	10
Deferred tax assets, net	38	38	—

Total assets	$6,017	$5,727	$290

Liabilities and Equity
Accounts payable	$260	$261	$(1)
Accrued royalties	1,567	1,474	93
Accrued liabilities	492	493	(1)
Deferred revenue	180	216	(36)
Other current liabilities	286	259	27

Total current liabilities	2,819	2,737	82
Deferred tax liabilities, net	172	131	41
Other noncurrent liabilities	321	317	4

Total liabilities	6,286	6,159	127

Equity:
Accumulated deficit	(1,177)	(1,331)	154
Noncontrolling interest	20	11	9

Total equity	(269)	(432)	163

Total liabilities and equity	$6,017	$5,727	$290

	Fiscal Year Ended September 30, 2019
	As Reported	Balances without adoption of ASC 606	Effect of Change
	(in millions)
Cash flows from operating activities
Net income	$258	$246	$12
Deferred income taxes	(68)	(72)	4
Changes in operating assets and liabilities:
Accounts receivable, net	(90)	(67)	(23)
Accounts payable and accrued liabilities	3	1	2
Royalty advances	(110)	(124)	14
Deferred revenue	(4)	5	(9)
Other balance sheet changes	(9)	(9)	—

Net cash provided by operating activities	400	400	—

Effect of exchange rate changes on cash and equivalents	(7)	(7)	—

Net increase in cash and equivalents	105	105	—
Cash and equivalents at beginning of period	514	514	—

Cash and equivalents at end of period	$619	$619	$—